Average Annual Total Returns (Core Allocation Plus Trust)	12 Months Ended
May 01, 2011
Barclays Capital U.S. Aggregate Bond Index
Average Annual Total Returns
One Year	6.54%
Since Inception	5.90%
Date of Inception	Jan. 02, 2008
MSCI World Index (gross of foreign withholding tax on dividends)
Average Annual Total Returns
One Year	12.34%
Since Inception	(4.29%)
Date of Inception	Jan. 02, 2008
Combined Index
Average Annual Total Returns
One Year	11.08%
Since Inception	(0.75%)
Date of Inception	Jan. 02, 2008
Series I, Core Allocation Plus Trust
Average Annual Total Returns
One Year	10.50%
Since Inception	(1.77%)
Date of Inception	Jan. 02, 2008
Series II, Core Allocation Plus Trust
Average Annual Total Returns
One Year	10.29%
Since Inception	(1.95%)
Date of Inception	Jan. 02, 2008
Series NAV, Core Allocation Plus Trust
Average Annual Total Returns
One Year	10.55%
Since Inception	(1.72%)
Date of Inception	Jan. 02, 2008